Segmental information - Category analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Sales	£ 23,515	£ 22,448	£ 19,153
Spirits
Disclosure of products and services [line items]
Sales	19,004	18,164	15,634
Beer
Disclosure of products and services [line items]
Sales	3,355	3,128	2,562
Ready to Drink
Disclosure of products and services [line items]
Sales	899	882	741
Other
Disclosure of products and services [line items]
Sales	£ 257	£ 274	£ 216